April 26, 2007


Securities and Exchange Commission
450 F Street NE
Washington, D.C.  20549


             RE: Van Kampen Focus Portfolios, Municipal Series 344
                 File No. 333-45236     CIK #1024892

Ladies/Gentlemen:

     In accordance with the provisions of Rule 497(j) of Regulation C under the Securities Act of 1933 (the "Securities Act") this letter serves to certify that the most recent Post-Effective amendment to the subject Registration Statement on Form S-6 for the above captioned Trust does not differ from that which would have been filed pursuant to Rule 497(b) of the Securities Act. The most recent Post-Effective amendment to the Registration Statement was filed electronically with the commission on April 23, 2007.

                                                               Very truly yours,


                                                           VAN KAMPEN FUNDS INC.